The Growth Fund of America®
Investment portfolio
November 30, 2023
unaudited

Common stocks 93.82% Information technology 24.31%	Shares	Value (000)
Microsoft Corp.	40,584,335	$15,377,810
Broadcom, Inc.	7,756,845	7,180,744
NVIDIA Corp.	8,565,829	4,006,238
Salesforce, Inc.[1]	11,060,510	2,786,143
ASML Holding NV	2,099,959	1,424,057
ASML Holding NV (ADR)	1,871,319	1,279,533
ServiceNow, Inc.[1]	2,885,750	1,978,874
Taiwan Semiconductor Manufacturing Co., Ltd.	81,325,000	1,502,065
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,507,725	341,337
Shopify, Inc., Class A, subordinate voting shares[1]	22,407,744	1,631,732
Apple, Inc.	7,995,577	1,518,760
Synopsys, Inc.[1]	2,697,578	1,465,405
Cloudflare, Inc., Class A1	18,544,869	1,430,737
Applied Materials, Inc.	8,563,025	1,282,570
Micron Technology, Inc.	16,328,808	1,242,949
Motorola Solutions, Inc.	3,695,245	1,193,084
Intel Corp.	19,495,701	871,458
Arista Networks, Inc.[1]	3,918,539	860,942
Marvell Technology, Inc.	14,808,569	825,282
Adobe, Inc.[1]	1,253,440	765,864
MongoDB, Inc., Class A1	1,759,826	731,630
Palo Alto Networks, Inc.[1]	2,304,610	680,067
Texas Instruments, Inc.	3,479,460	531,348
Intuit, Inc.	878,090	501,793
Constellation Software, Inc.	190,062	446,431
EPAM Systems, Inc.[1]	1,671,172	431,480
Snowflake, Inc., Class A1	2,171,711	407,587
MicroStrategy, Inc., Class A1,2	800,669	398,973
Samsung Electronics Co., Ltd.	6,875,000	387,939
Wolfspeed, Inc.[1,3]	8,808,854	324,694
Advanced Micro Devices, Inc.[1]	2,475,000	299,871
Atlassian Corp., Class A1	1,461,352	279,045
Monolithic Power Systems, Inc.	426,220	233,876
SAP SE	1,439,426	227,940
Zscaler, Inc.[1]	1,092,209	215,744
ON Semiconductor Corp.[1]	3,000,603	214,033
CDW Corp.	958,681	202,167
DocuSign, Inc.[1]	4,615,019	198,907
NICE, Ltd. (ADR)[1]	1,007,117	191,101
Unity Software, Inc.[1]	6,394,142	188,691
Datadog, Inc., Class A1	1,506,326	175,593
RingCentral, Inc., Class A1	5,543,911	157,780
ASM International NV	265,370	135,964
Trimble, Inc.[1]	2,730,271	126,685
Ciena Corp.[1]	2,714,336	124,452
Autodesk, Inc.[1]	431,975	94,356
The Growth Fund of America — Page 1 of 13

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
First Solar, Inc.[1]	540,682	$85,309
Accenture PLC, Class A	254,711	84,855
Fair Isaac Corp.[1]	73,697	80,153
GoDaddy, Inc., Class A1	784,553	78,502
BILL Holdings, Inc.[1]	1,196,669	78,346
HubSpot, Inc.[1]	145,101	71,670
Globant SA1	296,829	65,540
Aurora Innovation, Inc., Class A1	27,485,700	60,194
Dynatrace, Inc.[1]	971,285	52,012
MKS Instruments, Inc.	546,356	45,102
Freshworks, Inc., Class A1	2,118,788	42,418
Zebra Technologies Corp., Class A1	157,426	37,307
Klaviyo, Inc., Class A1,2	986,296	29,224
Stripe, Inc., Class B1,4,5	1,153,942	25,560
Seagate Technology Holdings PLC	260,952	20,641
Disco Corp.	77,800	16,839
Qorvo, Inc.[1]	99,100	9,563
		57,756,966
Consumer discretionary 17.14%
Amazon.com, Inc.[1]	58,215,572	8,504,713
Tesla, Inc.[1]	22,196,417	5,328,916
Airbnb, Inc., Class A1	21,071,261	2,662,143
Royal Caribbean Cruises, Ltd.[1,3]	20,390,617	2,191,176
Chipotle Mexican Grill, Inc.[1]	845,086	1,861,091
DoorDash, Inc., Class A1	19,215,364	1,805,860
Home Depot, Inc.	4,723,670	1,480,823
MercadoLibre, Inc.[1]	873,736	1,415,854
D.R. Horton, Inc.	10,525,780	1,343,826
LVMH Moët Hennessy-Louis Vuitton SE	1,317,482	1,007,727
Booking Holdings, Inc.[1]	306,257	957,268
Flutter Entertainment PLC[1]	5,729,791	893,433
Flutter Entertainment PLC (CDI)[1]	271,780	42,442
Caesars Entertainment, Inc.[1,3]	18,998,038	849,592
Hilton Worldwide Holdings, Inc.	4,531,076	759,046
Tractor Supply Co.	3,510,644	712,696
NVR, Inc.[1]	113,875	700,945
Hermès International	279,536	579,400
Floor & Decor Holdings, Inc., Class A1,2	5,319,904	487,888
Evolution AB	4,551,011	471,136
NIKE, Inc., Class B	4,112,226	453,455
Norwegian Cruise Line Holdings, Ltd.[1,3]	25,664,781	391,901
General Motors Co.	12,293,535	388,476
Wayfair, Inc., Class A1	6,938,964	387,194
Burlington Stores, Inc.[1]	2,212,543	375,225
Coupang, Inc., Class A1	21,473,603	328,117
Mattel, Inc.[1]	16,982,042	322,659
Polaris, Inc.[3]	3,844,398	317,048
Churchill Downs, Inc.	2,395,095	277,280
Lennar Corp., Class A	2,152,408	275,336
Moncler SpA	4,840,831	268,099
lululemon athletica, Inc.[1]	584,706	261,247
Etsy, Inc.[1]	3,279,235	248,599
MGM Resorts International[1]	5,487,614	216,432
Aptiv PLC[1]	2,315,318	191,801
The Growth Fund of America — Page 2 of 13

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Vail Resorts, Inc.	869,244	$188,895
Amadeus IT Group SA, Class A, non-registered shares	2,608,871	178,393
YUM! Brands, Inc.	1,419,285	178,191
TopBuild Corp.[1]	515,930	152,602
Las Vegas Sands Corp.	2,989,982	137,898
Compagnie Financière Richemont SA, Class A	1,027,542	128,135
Darden Restaurants, Inc.	774,704	121,218
Toll Brothers, Inc.	1,299,194	111,588
adidas AG	510,240	106,714
Peloton Interactive, Inc., Class A1	18,256,859	103,334
Galaxy Entertainment Group, Ltd.	19,252,000	99,571
Aramark	3,362,081	94,172
Skyline Champion Corp.[1]	1,467,288	88,316
YETI Holdings, Inc.[1]	1,978,499	84,363
CarMax, Inc.[1]	1,069,176	68,363
Service Corp. International	846,165	51,845
Kering SA	96,947	41,546
Adient PLC[1]	277,964	8,950
		40,702,938
Health care 12.84%
UnitedHealth Group, Inc.	8,760,774	4,844,445
Eli Lilly and Co.	7,299,331	4,314,197
Regeneron Pharmaceuticals, Inc.[1]	3,201,481	2,637,412
Vertex Pharmaceuticals, Inc.[1]	6,912,532	2,452,635
Thermo Fisher Scientific, Inc.	3,488,889	1,729,652
Alnylam Pharmaceuticals, Inc.[1,3]	8,122,013	1,366,529
Abbott Laboratories	12,698,161	1,324,291
Zoetis, Inc., Class A	6,009,362	1,061,674
DexCom, Inc.[1]	8,994,734	1,039,072
GE HealthCare Technologies, Inc.	12,171,795	833,281
Stryker Corp.	2,707,257	802,241
Novo Nordisk AS, Class B	7,860,174	798,223
Danaher Corp.	3,287,166	734,057
Intuitive Surgical, Inc.[1]	2,159,032	671,114
Insulet Corp.[1]	3,081,093	582,604
Karuna Therapeutics, Inc.[1,3]	2,448,409	468,160
Molina Healthcare, Inc.[1]	1,198,070	437,966
Boston Scientific Corp.[1]	7,594,787	424,473
Mettler-Toledo International, Inc.[1]	321,380	350,924
HCA Healthcare, Inc.	1,370,968	343,400
Centene Corp.[1]	4,327,633	318,860
Humana, Inc.	468,162	226,993
Veeva Systems, Inc., Class A1	1,275,549	222,341
Moderna, Inc.[1]	2,682,932	208,464
Catalent, Inc.[1]	5,325,640	206,901
AbbVie, Inc.	1,400,368	199,398
AstraZeneca PLC	1,547,703	197,852
Align Technology, Inc.[1]	851,700	182,093
Seagen, Inc.[1]	672,928	143,475
Sarepta Therapeutics, Inc.[1]	1,621,441	131,791
Penumbra, Inc.[1]	586,015	130,148
BioMarin Pharmaceutical, Inc.[1]	1,392,566	126,835
Exact Sciences Corp.[1]	1,926,817	123,316
Pfizer, Inc.	3,533,163	107,655
The Growth Fund of America — Page 3 of 13

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Ascendis Pharma AS (ADR)[1]	1,063,909	$106,848
Verily Life Sciences, LLC[1,4,5]	673,374	101,444
Elevance Health, Inc.	126,879	60,837
NovoCure, Ltd.[1]	4,862,306	59,661
Edwards Lifesciences Corp.[1]	872,537	59,080
BeiGene, Ltd. (ADR)[1]	304,995	57,016
McKesson Corp.	116,609	54,872
CRISPR Therapeutics AG1,2	798,191	53,263
agilon health, Inc.[1,2]	4,994,827	53,045
Revvity, Inc.	592,573	52,680
Guardant Health, Inc.[1]	1,559,981	39,265
R1 RCM, Inc.[1]	3,023,001	31,983
Galapagos NV1	544,594	20,220
Biohaven, Ltd.[1]	271,571	9,049
Bachem Holding AG	33,621	2,496
		30,504,231
Communication services 11.21%
Meta Platforms, Inc., Class A1	32,117,100	10,507,109
Alphabet, Inc., Class C1	34,122,637	4,569,704
Alphabet, Inc., Class A1	30,827,514	4,085,570
Netflix, Inc.[1]	8,932,306	4,233,645
Take-Two Interactive Software, Inc.[1]	4,508,345	713,220
Charter Communications, Inc., Class A1	1,618,416	647,577
Snap, Inc., Class A, nonvoting shares[1]	29,899,824	413,515
T-Mobile US, Inc.	2,103,040	316,402
Pinterest, Inc., Class A1	7,877,864	268,399
Verizon Communications, Inc.	5,254,396	201,401
Frontier Communications Parent, Inc.[1]	7,968,994	174,441
Paramount Global, Class B2	10,576,564	151,985
Comcast Corp., Class A	3,408,612	142,787
Iridium Communications, Inc.	3,411,393	129,974
Epic Games, Inc.[1,4,5]	84,249	45,224
Tencent Holdings, Ltd.	809,100	33,871
		26,634,824
Industrials 11.11%
General Electric Co.	28,493,087	3,470,458
TransDigm Group, Inc.[3]	2,820,044	2,715,336
Uber Technologies, Inc.[1]	45,068,283	2,540,950
Carrier Global Corp.[3]	44,813,981	2,328,534
Boeing Co.[1]	8,088,553	1,873,552
Caterpillar, Inc.	6,228,664	1,561,651
Old Dominion Freight Line, Inc.	3,357,837	1,306,400
United Rentals, Inc.	2,434,906	1,159,064
Airbus SE, non-registered shares	5,589,495	828,663
United Airlines Holdings, Inc.[1]	16,072,719	633,265
Safran SA	3,467,570	607,762
Delta Air Lines, Inc.	15,674,419	578,856
Saia, Inc.[1]	1,325,314	517,389
Axon Enterprise, Inc.[1]	2,082,735	478,758
Jacobs Solutions, Inc.	3,683,280	468,440
Robert Half, Inc.[3]	5,310,901	435,388
Ryanair Holdings PLC (ADR)[1]	3,524,016	416,609
Ryanair Holdings PLC[1]	315,525	6,036
The Growth Fund of America — Page 4 of 13

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
HEICO Corp.	2,019,036	$345,316
HEICO Corp., Class A	303,660	41,726
Otis Worldwide Corp.	4,419,553	379,153
Republic Services, Inc.	2,208,513	357,426
XPO, Inc.[1]	3,295,443	284,331
Ceridian HCM Holding, Inc.[1]	4,107,318	282,994
Chart Industries, Inc.[1,3]	2,142,525	278,593
Equifax, Inc.	1,182,748	257,496
Canadian Pacific Kansas City, Ltd.	3,161,197	227,606
Ingersoll-Rand, Inc.	3,063,851	218,851
Copart, Inc.[1]	3,807,889	191,232
Rockwell Automation	668,126	184,029
Fortive Corp.	2,178,701	150,287
Ashtead Group PLC	2,439,569	146,692
AMETEK, Inc.	872,582	135,451
Southwest Airlines Co.	5,140,776	131,450
Waste Connections, Inc.	824,379	111,695
TransUnion	1,866,356	109,592
Armstrong World Industries, Inc.	1,234,365	104,686
FedEx Corp.	375,741	97,253
Veralto Corp.[1]	1,148,793	88,744
RTX Corp.	1,046,024	85,230
Paylocity Holding Corp.[1]	522,295	81,828
Simpson Manufacturing Co., Inc.	342,274	57,149
Northrop Grumman Corp.	112,086	53,259
Union Pacific Corp.	119,548	26,931
Vestis Corp.	1,100,376	20,148
TFI International, Inc.	96,093	11,356
Einride AB1,4,5	267,404	9,092
		26,396,707
Financials 8.51%
Mastercard, Inc., Class A	9,023,279	3,734,104
Visa, Inc., Class A	7,740,167	1,986,746
KKR & Co., Inc.	17,487,501	1,326,252
MSCI, Inc.	1,928,480	1,004,449
Progressive Corp.	4,796,507	786,771
Affirm Holdings, Inc., Class A1	20,561,562	707,523
Blackstone, Inc.	6,057,827	680,718
Apollo Asset Management, Inc.	7,208,457	663,178
Wells Fargo & Co.	14,216,465	633,912
Corebridge Financial, Inc.	28,602,479	601,510
Marsh & McLennan Companies, Inc.	2,670,324	532,516
Goldman Sachs Group, Inc.	1,474,070	503,454
BlackRock, Inc.	631,177	474,159
American International Group, Inc.	6,720,335	442,265
Berkshire Hathaway, Inc., Class B1	1,215,489	437,576
Bank of America Corp.	13,171,079	401,586
Brookfield Corp., Class A	10,688,135	376,971
Block, Inc., Class A1	5,607,795	355,702
UBS Group AG	12,079,690	339,754
Fiserv, Inc.[1]	2,278,724	297,624
Blue Owl Capital, Inc., Class A	21,946,325	295,837
Morgan Stanley	3,697,932	293,394
Discover Financial Services	3,005,064	279,471
The Growth Fund of America — Page 5 of 13

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Essent Group, Ltd.[3]	5,446,751	$263,296
Toast, Inc., Class A1	17,516,928	260,477
Ryan Specialty Holdings, Inc., Class A1	4,948,421	226,984
PNC Financial Services Group, Inc.	1,577,786	211,360
NU Holdings, Ltd. / Cayman Islands, Class A1	24,999,048	203,492
Arch Capital Group, Ltd.[1]	2,381,462	199,305
Capital One Financial Corp.	1,781,731	198,948
Chubb, Ltd.	844,402	193,731
Ares Management Corp., Class A	1,604,907	180,151
JPMorgan Chase & Co.	1,080,856	168,700
AIA Group, Ltd.	19,275,888	166,323
S&P Global, Inc.	365,077	151,810
CME Group, Inc., Class A	601,326	131,306
Nasdaq, Inc.	2,310,160	128,999
LPL Financial Holdings, Inc.	464,332	103,221
Tradeweb Markets, Inc., Class A	1,025,594	99,380
T. Rowe Price Group, Inc.	908,955	91,014
Trupanion, Inc.[1]	1,979,054	50,901
Rocket Companies, Inc., Class A1,2	3,583,933	33,474
		20,218,344
Energy 3.51%
EOG Resources, Inc.	9,581,174	1,179,155
Cenovus Energy, Inc. (CAD denominated)	39,654,663	703,407
Cenovus Energy, Inc.	16,109,712	286,108
Halliburton Co.	24,328,368	900,879
Canadian Natural Resources, Ltd. (CAD denominated)	12,478,317	833,237
Schlumberger NV	14,588,279	759,174
ConocoPhillips	5,668,604	655,121
Baker Hughes Co., Class A	15,356,694	518,288
Pioneer Natural Resources Co.	2,113,618	489,599
Tourmaline Oil Corp.	9,896,272	479,006
Chevron Corp.	2,559,602	367,559
Cheniere Energy, Inc.	1,800,966	328,046
Weatherford International[1]	3,561,991	323,037
Chesapeake Energy Corp.	2,290,274	183,932
New Fortress Energy, Inc., Class A2	4,505,505	173,372
Hess Corp.	821,537	115,475
Diamondback Energy, Inc.	239,775	37,024
Equitrans Midstream Corp.	1,085,530	10,182
		8,342,601
Materials 2.36%
Linde PLC	3,066,131	1,268,673
Celanese Corp.[3]	6,897,250	956,373
Freeport-McMoRan, Inc.	18,070,932	674,407
Sherwin-Williams Co.	1,869,119	521,110
Sika AG	1,256,820	340,434
Steel Dynamics, Inc.	2,733,506	325,643
Shin-Etsu Chemical Co., Ltd.	7,718,600	271,343
ATI, Inc.[1]	5,948,689	261,445
Glencore PLC	38,011,292	212,008
Mosaic Co.	4,727,824	169,682
Barrick Gold Corp.	7,077,141	124,487
Vale SA (ADR), ordinary nominative shares	7,678,435	115,176
The Growth Fund of America — Page 6 of 13

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Lundin Mining Corp.	14,110,481	$97,747
Air Products and Chemicals, Inc.	314,100	84,980
Albemarle Corp.	681,900	82,694
Olin Corp.	1,553,589	73,236
First Quantum Minerals, Ltd.	3,810,799	31,201
		5,610,639
Consumer staples 2.15%
Philip Morris International, Inc.	12,464,908	1,163,724
Costco Wholesale Corp.	1,330,975	788,922
Dollar Tree Stores, Inc.[1]	5,415,310	669,278
British American Tobacco PLC	11,294,167	358,169
Target Corp.	2,576,368	344,744
Dollar General Corp.	2,393,116	313,785
Keurig Dr Pepper, Inc.	8,768,906	276,834
Performance Food Group Co.[1]	3,843,642	250,029
Constellation Brands, Inc., Class A	985,606	237,028
L’Oréal SA, non-registered shares	461,866	216,707
Monster Beverage Corp.[1]	3,392,225	187,081
Molson Coors Beverage Co., Class B, restricted voting shares	2,370,263	145,866
Fever-Tree Drinks PLC[3]	7,411,255	98,522
Celsius Holdings, Inc.[1]	935,097	46,297
JUUL Labs, Inc., Class A1,4,5	433,213	464
		5,097,450
Utilities 0.51%
PG&E Corp.	39,718,989	681,975
Constellation Energy Corp.	3,095,531	374,683
AES Corp.	8,803,327	151,505
		1,208,163
Real estate 0.17%
Zillow Group, Inc., Class C, nonvoting shares[1]	5,174,792	211,856
CoStar Group, Inc.[1]	788,661	65,490
American Tower Corp. REIT	266,291	55,596
Crown Castle, Inc. REIT	379,728	44,535
SBA Communications Corp. REIT, Class A	126,511	31,243
		408,720
Total common stocks (cost: $111,464,972,000)		222,881,583
Preferred securities 0.36% Consumer discretionary 0.14%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	1,821,645	166,679
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares[1,4,5]	1,164,589	99,817
Waymo, LLC, Series B-2, noncumulative preferred shares[1,4,5]	163,537	14,017
GM Cruise Holdings, LLC, Series F, preferred shares[1,4,5]	5,205,500	62,830
		343,343
Information technology 0.11%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,4,5]	7,098,300	157,227
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,4,5]	604,130	13,382
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,4,5]	396,250	8,777
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4,5]	376,444	8,338
The Growth Fund of America — Page 7 of 13

unaudited
Preferred securities (continued) Information technology (continued)	Shares	Value (000)
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,4,5]	214,287	$4,746
Tipalti Solutions, Ltd., Series F, preferred shares[1,4,5]	3,800,381	24,665
Chime Financial, Inc., Series G, preferred shares[1,4,5]	1,433,730	21,707
PsiQuantum Corp., Series D, preferred shares[1,4,5]	613,889	19,012
		257,854
Financials 0.10%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	45,645,138	102,701
Fannie Mae, Series T, 8.25% noncumulative preferred shares[1]	6,954,484	15,439
Fannie Mae, Series O, 7.00% noncumulative preferred shares[1]	1,739,366	6,436
Fannie Mae, Series R, 7.625% noncumulative preferred shares[1]	837,675	1,675
Fannie Mae, Series P, (3-month USD-LIBOR + 0.75%) 6.288% noncumulative preferred shares[1,6,7]	190,000	369
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]	51,209,532	109,588
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares[1]	239,000	445
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[1]	212,500	419
		237,072
Industrials 0.01%
ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,4,5,8]	576,000	14,970
Einride AB, Series C, preferred shares[1,4,5]	214,305	7,286
		22,256
Total preferred securities (cost: $1,303,091,000)		860,525
Rights & warrants 0.01% Energy 0.01%
Cenovus Energy, Inc., warrants, expire 1/1/2026[1]	1,052,802	13,609
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[1,4]	180,549	— [9]
Total rights & warrants (cost: $3,548,000)		13,609
Convertible bonds & notes 0.04% Consumer discretionary 0.04%	Principal amount (000)
Rivian Automotive, Inc., convertible notes, 4.625% 3/15/2029[10]	USD39,866	44,032
Rivian Automotive, Inc., convertible notes, 3.625% 10/15/2030[10]	40,000	38,576
Total convertible bonds & notes (cost: $79,866,000)		82,608
Short-term securities 5.72% Money market investments 5.65%	Shares
Capital Group Central Cash Fund 5.46%[3,11]	134,215,697	13,421,570
The Growth Fund of America — Page 8 of 13

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.07%	Shares	Value (000)
Capital Group Central Cash Fund 5.46%[3,11,12]	1,139,868	$113,986
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.28%[11,12]	24,547,779	24,548
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.28%[11,12]	23,234,885	23,235
		161,769
Total short-term securities (cost: $13,581,671,000)		13,583,339
Total investment securities 99.95% (cost: $126,433,148,000)		237,421,664
Other assets less liabilities 0.05%		127,612
Net assets 100.00%		$237,549,276
Investments in affiliates3

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2023 (000)	Dividend or interest income (000)
Common stocks 5.46%
Information technology 0.14%
Wolfspeed, Inc.[1]	$422,651	$—	$1,125	$(249)	$(96,583)	$324,694	$—
Consumer discretionary 1.58%
Royal Caribbean Cruises, Ltd.[1]	2,024,207	—	6,233	4,772	168,430	2,191,176	—
Caesars Entertainment, Inc.[1]	1,099,391	—	40,240	(47,659)	(161,900)	849,592	—
Norwegian Cruise Line Holdings, Ltd.[1]	295,756	270,313	118,303	(37,904)	(17,961)	391,901	—
Polaris, Inc.	432,362	—	1,344	89	(114,059)	317,048	2,499
Floor & Decor Holdings, Inc., Class A1,2,13	532,171	—	1,595	922	(43,610)	—	—
						3,749,717
Health care 0.77%
Alnylam Pharmaceuticals, Inc.[1]	1,560,126	46,715	4,560	1,417	(237,169)	1,366,529	—
Karuna Therapeutics, Inc.[1]	456,981	3,866	1,350	505	8,158	468,160	—
NovoCure, Ltd.[1,13]	160,270	—	34,947	(128,921)	63,259	—	—
						1,834,689
Industrials 2.42%
TransDigm Group, Inc.	2,539,884	20,053	10,965	9,935	156,429	2,715,336	98,702
Carrier Global Corp.	2,909,404	35,640	314,831	97,007	(398,686)	2,328,534	8,888
Robert Half, Inc.	337,490	56,396	1,111	12	42,601	435,388	2,549
Chart Industries, Inc.[1]	477,436	—	59,118	(31,573)	(108,152)	278,593	—
						5,757,851
Financials 0.11%
Essent Group, Ltd.	274,452	—	883	142	(10,415)	263,296	1,362
Energy 0.00%
Weatherford International[1,13]	403,051	—	91,011	61,342	(50,345)	—	—
Materials 0.40%
Celanese Corp.	866,173	7,883	2,836	529	84,624	956,373	4,828
Consumer staples 0.04%
Fever-Tree Drinks PLC	123,685	—	377	(43)	(24,743)	98,522	516
Total common stocks						12,985,142
The Growth Fund of America — Page 9 of 13

unaudited
Investments in affiliates3 (continued)

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2023 (000)	Dividend or interest income (000)
Short-term securities 5.70%
Money market investments 5.65%
Capital Group Central Cash Fund 5.46%[11]	$12,077,710	$5,960,791	$4,616,909	$243	$(265)	$13,421,570	$178,541
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 5.46%[11,12]	61,987	51,999 [14]				113,986	— [15]
Total short-term securities						13,535,556
Total 11.16%				$(69,434)	$(740,387)	$26,520,698	$297,885
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,4]	3/15/2023	$142,918	$157,227	.07%
Stripe, Inc., Class B1,4	5/6/2021 - 8/24/2023	45,738	25,560.01
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,4]	8/24/2023	13,012	13,382.01
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,4]	9/29/2023	8,777	8,777	.00 [16]
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4]	3/15/2021	15,105	8,338	.00 [16]
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,4]	8/24/2023	4,615	4,746	.00 [16]
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares[1,4]	5/1/2020	100,000	99,817.04
Waymo, LLC, Series B-2, noncumulative preferred shares[1,4]	6/11/2021	15,000	14,017.01
Verily Life Sciences, LLC[1,4]	12/21/2018	83,000	101,444.04
GM Cruise Holdings, LLC, Series F, preferred shares[1,4]	5/7/2020	95,000	62,830.03
Epic Games, Inc.[1,4]	3/29/2021	74,560	45,224.02
Tipalti Solutions, Ltd., Series F, preferred shares[1,4]	12/1/2021	65,064	24,665.01
Chime Financial, Inc., Series G, preferred shares[1,4]	8/24/2021	99,027	21,707.01
PsiQuantum Corp., Series D, preferred shares[1,4]	5/28/2021	16,100	19,012.01
Einride AB1,4	2/1/2023	9,092	9,092.01
Einride AB, Series C, preferred shares[1,4]	11/23/2022	7,286	7,286	.00 [16]
ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,4,8]	10/22/2021	39,166	14,970	.00 [16]
JUUL Labs, Inc., Class A1,4	4/8/2019	120,000	464	.00 [16]
Total		$953,460	$638,558	.27%

The Growth Fund of America — Page 10 of 13

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $174,851,000, which represented .07% of the net assets of the fund.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Value determined using significant unobservable inputs.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $638,558,000, which represented .27% of the net assets of the fund.

[6]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Amount less than one thousand.
[10]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $82,608,000, which represented .03% of the net assets of the fund.

[11]	Rate represents the seven-day yield at 11/30/2023.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Affiliated issuer during the reporting period but no longer an affiliate at 11/30/2023. Refer to the investment portfolio for the security value at 11/30/2023.
[14]	Represents net activity.
[15]	Dividend income is included with securities lending income and is not shown in this table.
[16]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Growth Fund of America — Page 11 of 13

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The Growth Fund of America — Page 12 of 13

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$57,731,406	$—	$25,560	$57,756,966
Consumer discretionary	40,702,938	—	—	40,702,938
Health care	30,402,787	—	101,444	30,504,231
Communication services	26,589,600	—	45,224	26,634,824
Industrials	26,387,615	—	9,092	26,396,707
Financials	20,218,344	—	—	20,218,344
Energy	8,342,601	—	—	8,342,601
Materials	5,610,639	—	—	5,610,639
Consumer staples	5,096,986	—	464	5,097,450
Utilities	1,208,163	—	—	1,208,163
Real estate	408,720	—	—	408,720
Preferred securities	403,751	—	456,774	860,525
Rights & warrants	13,609	—	— *	13,609
Convertible bonds & notes	—	82,608	—	82,608
Short-term securities	13,583,339	—	—	13,583,339
Total	$236,700,498	$82,608	$638,558	$237,421,664
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-005-0124O-S96466
The Growth Fund of America — Page 13 of 13